Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 2.3%
237,232	(1)	Gray Television, Inc.	$3,871,626	0.7
223,313	(1)	Imax Corp.	4,901,720	1.0
255,272	(1)	Vonage Holdings Corp.	2,884,574	0.6
			11,657,920	2.3

		Consumer Discretionary: 10.7%
262,160		American Eagle Outfitters, Inc.	4,252,235	0.8
240,486		Callaway Golf Co.	4,667,833	0.9
14,264	(1)	Carter's, Inc.	1,306,450	0.3
120,757	(1)	CROCS, Inc.	3,352,214	0.7
209,985		Dana, Inc.	3,032,183	0.6
14,640	(1)	Deckers Outdoor Corp.	2,149,060	0.4
244,496		Extended Stay America, Inc.	3,579,421	0.7
27,711	(1)	Five Below, Inc.	3,494,357	0.7
29,752	(1)	Helen of Troy Ltd.	4,690,700	0.9
41,316		Jack in the Box, Inc.	3,764,714	0.7
146,890		La-Z-Boy, Inc.	4,934,035	1.0
2,396		Marriott Vacations Worldwide Corp.	248,250	0.0
61,030	(1)	Meritage Homes Corp.	4,293,461	0.9
111,515		Red Rock Resorts, Inc.	2,264,312	0.5
11,862	(1)	RH	2,026,386	0.4
58,007	(2)	Shoe Carnival, Inc.	1,880,007	0.4
19,492	(1)	TopBuild Corp.	1,879,614	0.4
73,571	(1),(2)	YETI Holdings, Inc.	2,059,988	0.4
			53,875,220	10.7

		Consumer Staples: 3.6%
212,704	(1)	BJ's Wholesale Club Holdings, Inc.	5,502,653	1.1
78,664	(2)	Energizer Holdings, Inc.	3,428,177	0.7
273,981	(1)	Hostess Brands, Inc.	3,831,624	0.8
109,870	(1)	Performance Food Group Co.	5,055,119	1.0
			17,817,573	3.6

		Energy: 2.1%
428,179	(1)	Carrizo Oil & Gas, Inc.	3,675,917	0.7
35,120	(1)	Dril-Quip, Inc.	1,762,322	0.4
191,278		Parsley Energy, Inc.	3,213,470	0.6
195,935	(1)	WPX Energy, Inc.	2,074,952	0.4
			10,726,661	2.1

		Financials: 21.5%
75,157		Atlantic Union Bankshares Corp.	2,799,222	0.6
53,212		Axis Capital Holdings Ltd.	3,550,305	0.7
224,882		CenterState Bank Corp.	5,393,795	1.1
148,801		Columbia Banking System, Inc.	5,490,757	1.1
49,378		Enterprise Financial Services Corp.	2,012,153	0.4
497,715		First BanCorp. Puerto Rico	4,967,196	1.0
213,966		First Financial Bancorp.	5,236,818	1.0
135,924		Hancock Whitney Corp.	5,205,210	1.0
20,300		Hanover Insurance Group, Inc.	2,751,462	0.5
125,230		Heritage Insurance Holdings, Inc.	1,872,188	0.4
113,895		Houlihan Lokey, Inc.	5,136,665	1.0
99,808		Independent Bank Group, Inc.	5,250,899	1.0
50,955		Kemper Corp.	3,971,942	0.8
87,388		Lakeland Financial Corp.	3,843,324	0.8
213,824		OFG Bancorp	4,682,746	0.9
77,939		Pinnacle Financial Partners, Inc.	4,423,038	0.9
50,104		Piper Jaffray Cos.	3,781,850	0.8
39,090		ProAssurance Corp.	1,574,154	0.3
257,723		Radian Group, Inc.	5,886,393	1.2
298,980		Redwood Trust, Inc.	4,906,262	1.0
65,939		Selective Insurance Group	4,957,953	1.0
88,229		Stifel Financial Corp.	5,062,580	1.0
246,299		Two Harbors Investment Corp.	3,233,906	0.6
71,982		Western Alliance Bancorp.	3,316,931	0.7
56,480		Wintrust Financial Corp.	3,650,302	0.7
116,511		WSFS Financial Corp.	5,138,135	1.0
			108,096,186	21.5

		Health Care: 11.7%
74,459	(1),(2)	Aerie Pharmaceuticals, Inc.	1,431,102	0.3
87,322	(1),(2)	Alder Biopharmaceuticals, Inc.	1,646,893	0.3
37,768	(1)	Amedisys, Inc.	4,947,986	1.0
212,186	(1)	Amicus Therapeutics, Inc.	1,701,732	0.3
62,237	(1)	Amphastar Pharmaceuticals, Inc.	1,234,160	0.2
40,149	(1)	Arena Pharmaceuticals, Inc.	1,837,620	0.4
39,551	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,650,068	0.3
29,964	(1)	Blueprint Medicines Corp.	2,201,455	0.4
33,747	(1),(2)	Change Healthcare, Inc.	407,664	0.1
40,915		Conmed Corp.	3,933,977	0.8
34,070	(1)	Emergent Biosolutions, Inc.	1,781,179	0.4
61,381		Encompass Health Corp.	3,884,190	0.8
60,467	(1)	Epizyme, Inc.	623,717	0.1
50,484	(1)	FibroGen, Inc.	1,866,898	0.4
64,082	(1)	HealthEquity, Inc.	3,661,966	0.7
40,629		Hill-Rom Holdings, Inc.	4,275,390	0.8
45,204	(1)	Immunomedics, Inc.	599,405	0.1
45,566	(1),(2)	Insmed, Inc.	803,784	0.2
97,328	(1)	Iovance Biotherapeutics, Inc.	1,771,369	0.4
5,002	(1)	Ligand Pharmaceuticals, Inc.	497,899	0.1
36,138	(1)	Magellan Health, Inc.	2,244,170	0.4
52,014	(1)	Merit Medical Systems, Inc.	1,584,346	0.3
25,129	(1)	Novocure Ltd.	1,879,147	0.4
47,754	(1)	Repligen Corp.	3,662,254	0.7

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,810	(1)	Supernus Pharmaceuticals, Inc.	$379,499	0.1
88,025	(1)	Syneos Health, Inc.	4,683,810	0.9
174,981	(1),(2)	Tivity Health, Inc.	2,909,934	0.6
20,115	(1)	Ultragenyx Pharmaceutical, Inc.	860,520	0.2
			58,962,134	11.7

		Industrials: 17.7%
192,823	(1)	Air Transport Services Group, Inc.	4,053,139	0.8
38,011		Alamo Group, Inc.	4,474,655	0.9
89,903		Altra Industrial Motion Corp.	2,489,864	0.5
50,663		Barnes Group, Inc.	2,611,171	0.5
77,789	(1)	Beacon Roofing Supply, Inc.	2,608,265	0.5
33,368	(1)	Casella Waste Systems, Inc.	1,432,822	0.3
29,510		Curtiss-Wright Corp.	3,817,709	0.8
82,331		Deluxe Corp.	4,047,392	0.8
61,569		EMCOR Group, Inc.	5,302,322	1.0
71,413	(1)	Generac Holdings, Inc.	5,594,494	1.1
75,405		Granite Construction, Inc.	2,422,763	0.5
73,627	(1)	Huron Consulting Group, Inc.	4,516,280	0.9
46,560		ICF International, Inc.	3,932,923	0.8
52,626		Matthews International Corp.	1,862,434	0.4
54,993		Regal Beloit Corp.	4,006,240	0.8
36,355	(1)	Saia, Inc.	3,406,464	0.7
126,624	(1)	SP Plus Corp.	4,685,088	0.9
43,009	(1)	SPX FLOW, Inc.	1,697,135	0.3
61,332		Tetra Tech, Inc.	5,321,164	1.1
59,102	(1)	Trex Co., Inc.	5,374,145	1.1
89,393		Universal Forest Products, Inc.	3,564,993	0.7
44,486		Watts Water Technologies, Inc.	4,169,673	0.8
103,098		Werner Enterprises, Inc.	3,639,359	0.7
37,956		Woodward, Inc.	4,092,796	0.8
			89,123,290	17.7

		Information Technology: 15.3%
149,274	(1)	ACI Worldwide, Inc.	4,676,008	0.9
14,584	(1)	CACI International, Inc.	3,372,696	0.7
86,030	(1)	Cardtronics plc	2,601,547	0.5
70,495	(1)	Cornerstone OnDemand, Inc.	3,864,536	0.8
64,102		Entegris, Inc.	3,016,640	0.6
47,228	(1)	Envestnet, Inc.	2,677,828	0.5
150,288	(1)	Evo Payments, Inc.	4,226,098	0.8
46,727	(1)	ExlService Holdings, Inc.	3,128,840	0.6
212,951	(1)	Harmonic, Inc.	1,401,218	0.3
68,203		j2 Global, Inc.	6,194,196	1.2
74,259	(1)	Lumentum Holdings, Inc.	3,977,312	0.8
66,865		Mantech International Corp.	4,774,830	1.0
80,953	(1)	Plexus Corp.	5,060,372	1.0
156,237	(1)	Rudolph Technologies, Inc.	4,118,407	0.8
88,265	(1)	Semtech Corp.	4,290,562	0.9
34,019	(1)	Silicon Laboratories, Inc.	3,788,016	0.8
36,916		SYNNEX Corp.	4,167,816	0.8
89,794	(1)	Verint Systems, Inc.	3,841,387	0.8
321,078	(1)	Viavi Solutions, Inc.	4,496,697	0.9
88,584	(1)	Virtusa Corp.	3,190,796	0.6
			76,865,802	15.3

		Materials: 3.4%
54,724		Carpenter Technology Corp.	2,827,042	0.6
151,298		Commercial Metals Co.	2,629,559	0.5
61,702		Minerals Technologies, Inc.	3,275,759	0.6
105,629		PolyOne Corp.	3,448,787	0.7
70,150		Sensient Technologies Corp.	4,815,798	1.0
			16,996,945	3.4

		Real Estate: 7.9%
69,411		Americold Realty Trust	2,573,066	0.5
209,423		Columbia Property Trust, Inc.	4,429,296	0.9
86,361		Cousins Properties, Inc.	3,246,310	0.6
184,033		Easterly Government Properties, Inc.	3,919,903	0.8
41,783		EastGroup Properties, Inc.	5,223,711	1.0
84,243		First Industrial Realty Trust, Inc.	3,332,653	0.7
74,258		Hudson Pacific Properties, Inc.	2,484,673	0.5
311,799		Physicians Realty Trust	5,534,432	1.1
70,277		Ryman Hospitality Properties	5,749,361	1.1
110,354		STAG Industrial, Inc.	3,253,236	0.7
			39,746,641	7.9

		Utilities: 3.2%
51,751		Black Hills Corp.	3,970,854	0.8
33,760		Idacorp, Inc.	3,803,739	0.8
49,916		NorthWestern Corp.	3,746,196	0.7
84,892		Portland General Electric Co.	4,785,362	0.9

	Total Common Stock
	(Cost $480,429,740)		500,174,523	99.4

EXCHANGE-TRADED FUNDS: 0.2%
6,592		iShares Russell 2000 ETF	997,633	0.2

	Total Exchange-Traded Funds (Cost $1,018,174)		997,633	0.2

	Total Long-Term Investments (Cost $481,447,914)		501,172,156	99.6

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreements: 2.0%
2,355,433	(3)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,355,586, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $2,402,700, due 09/01/24-08/01/49)	$2,355,433	0.5
2,355,433	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $2,355,588, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,402,542, due 10/25/19-07/15/61)	2,355,433	0.4
2,355,433	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $2,355,587, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $2,402,701, due 10/15/19-09/09/49)	2,355,433	0.5
696,673	(3)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $696,709, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $710,606, due 10/01/19-02/15/40)	696,673	0.1
2,355,433	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,355,586, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,402,542, due 10/15/19-09/01/49)	2,355,433	0.5
			10,118,405	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
4,756,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $4,756,000)	4,756,000	1.0

	Total Short-Term Investments (Cost $14,874,405)	14,874,405	3.0

	Total Investments in Securities (Cost $496,322,319)	$516,046,561	102.6
	Liabilities in Excess of Other Assets	(12,865,752)	(2.6)
	Net Assets	$503,180,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$496,719,013	$–	$–	$500,174,523
Exchange-Traded Funds	997,633	–	–	997,633

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Short-Term Investments	$4,756,000	$10,118,405	$–	$14,874,405
Total Investments, at fair value	$502,472,646	$10,118,405	$–	$516,046,561

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $510,469,271.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,564,559
Gross Unrealized Depreciation	(28,987,269)

Net Unrealized Appreciation	$5,577,290